Cover	Sep. 17, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2026
Entity File Number	1-12928
Entity Registrant Name	AGREE REALTY CORPORATION
Entity Central Index Key	0000917251
Entity Tax Identification Number	38-3148187
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	32301 Woodward Avenue
Entity Address, City or Town	Royal Oak
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48073
City Area Code	248
Local Phone Number	737-4190
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ADC
Security Exchange Name	NYSE
Redeemable Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing one- thousandth of a share of 4.25% Series A Cumulative Redeemable Preferred Stock, $0.0001 par value
Trading Symbol	ADCPrA
Security Exchange Name	NYSE